Applicable laws and regulations - Schedule of applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash [abstract]
Capital funds	$ 1,013,796	$ 1,048,182
Risk-weighted assets	$ 6,513,267	$ 5,187,054
Capital adequacy index	15.57%	20.21%